Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 3,623	€ 4,192	€ 7,450	€ 8,074
Trading income	[1]	993	674	1,847	2,070
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		(83)	7	(101)	123
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		55	(38)	149	(15)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		965	643	1,895	2,178
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	[2]	4,588	4,835	9,345	10,252
Corporate Bank		1,302	1,299	2,571	2,604
Corporate Treasury Services		753	749	1,491	1,555
Institutional Client Services		277	244	526	466
Business Banking		272	306	554	584
Investment Bank		1,982	2,006	4,451	4,408
Fixed income and currencies		2,036	2,084	4,512	4,471
Remaining Products		(53)	(78)	(62)	(64)
Private Bank		1,560	1,639	3,124	3,208
Personal Banking		1,007	1,067	2,030	2,059
Wealth Management and Private Banking		553	572	1,094	1,149
Asset Management		71	18	196	(2)
Corporate & Other		(327)	(127)	(996)	34
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 4,588	€ 4,835	€ 9,345	€ 10,252

[1]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting
[2]	Prior year segmental information has been aligned to presentation in the current year